STATUTORY RESERVES AND RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2022
STATUTORY RESERVES AND RESTRICTED NET ASSETS
STATUTORY RESERVES AND RESTRICTED NET ASSETS

24.STATUTORY RESERVES AND RESTRICTED NET ASSETS

The Group’s entities in the PRC are required under PRC laws to distribute its after-tax profits of the current year and set aside at least 10% of its after-tax profits each year, if any to fund certain statutory reserve funds until such reserve funds reach 50% of their registered capital. The statutory reserve funds are not distributable as cash dividends. The Group has no statutory reserve balance for the years ended December 31, 2021 and 2022.

The PRC entities with the Group are restricted from transferring their net assets to the Company, which include paid-in capital and statutory reserves. As of December 31, 2022, the balance of restricted net assets was RMB3,334,624.